Lease liabilities and commitment (Tables)	12 Months Ended
Dec. 31, 2022
Lease Liabilities and Commitment [Abstract]
Schedule of lease liabilities payables and commitments for minimum lease payments
	December 31, 2022	December 31, 2021
	EUR	EUR
Lease liabilities payable:
Less than 1 year	80,637	77,520
1 to 3 years	141,909	147,453
3 to 5 years	84,864	131,904
More than 5 years	-	16,230
	307,410	373,107

Schedule of maturity analysis of lease liabilities
	December 31, 2022	December 31, 2021
	EUR	EUR
Less than 1 year	82,666	80,054
1 to 3 years	144,273	150,793
3 to 5 years	85,289	133,169
More than 5 years	-	16,250
	312,228	380,266